Equity method investment, net - Summary combined unaudited financial information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Summary combined unaudited financial information for these equity method investees
Current assets	¥ 814,812			¥ 858,895	$ 112,367
Non-current assets	157,735			217,784	21,753
Total assets	972,547			1,076,679	134,120
Current liabilities	688,078			949,721	94,890
Total liabilities	720,538			981,285	99,366
Equity	252,009		¥ 130,319	95,394	34,754	¥ 303,677
Total liabilities and equity	972,547			1,076,679	$ 134,120
Revenue	153,488	$ 21,167	144,834
Net loss	9,361	$ 1,291	¥ (192,100)
Equity method investees
Summary combined unaudited financial information for these equity method investees
Current assets	606,804			854,415
Non-current assets	76,240			171,618
Total assets	683,044			1,026,033
Current liabilities	145,718			226,849
Total liabilities	145,718			226,849
Equity	537,326			799,184
Total liabilities and equity	683,044			1,026,033
Revenue	10			842
Operating loss	(1,062)			(3,033)
Net loss	¥ (895)			¥ (2,742)